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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Relational Investors LLC
                 ---------------------------------
   Address:      12400 High Bluff Drive, Suite 600
                 ---------------------------------
                 San Diego, CA 92130
                 ---------------------------------

Form 13F File Number: 028-06854
                          ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Jay N. Sitlani
         -------------------------------
Title:   Director of Operations
         -------------------------------
Phone:   858-704-3336
         -------------------------------

Signature, Place, and Date of Signing:

           /s/ J. SITLANI             San Diego, California      05/13/11
   -------------------------------    ---------------------   -------------
           [Signature]                    [City, State]           [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 28
                                        --------------------

Form 13F Information Table Value Total: $6,205,192
                                        --------------------
                                            (thousands)

Confidential information has been omitted from the public Form 13F and filed separately with the Commission.

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                           FORM 13F INFORMATION TABLE

                                    TITLE                 VALUE     SHARES/  SH/  PUT/  INVSTMT   OTHER       VOTING AUTHORITY
            NAME OF ISSUER         OF CLASS    CUSIP    (X$1000)    PRN AMT  PRN  CALL  DSCRETN  MANAGERS    SOLE     SHARED  NONE
---------------------------------- --------  ---------  --------- ---------- ---  ----  -------  -------- ----------  ------  ----
National Semiconductor Corporation   COM     637640103  $ 106,192  7,405,300 SH         SOLE               7,405,300
Baxter International Inc.            COM     071813109  $ 284,952  5,299,457 SH         SOLE               5,299,457
Unum Group                           COM     91529Y106  $ 377,126 14,366,696 SH         SOLE              14,366,696
The Home Depot, Inc.                 COM     437076102  $ 387,883 10,466,346 SH         SOLE              10,466,346
The Home Depot, Inc.                 COM     437076102  $  38,076  1,027,419 SH         OTHER              1,027,419
Harman International
 Industries Inc.                     COM     413086109  $  95,910  2,048,479 SH         SOLE               2,048,479
Charles River Lab. Intl. Inc.        COM     159864107  $  39,764  1,036,061 SH         SOLE               1,036,061
Zimmer Holdings, Inc.                COM     98956P102  $ 111,987  1,850,100 SH         SOLE               1,850,100
Genzyme Corporation                  COM     372917104  $ 776,609 10,197,748 SH         SOLE              10,197,748
Genzyme Corporation                  COM     372917104  $  31,109    408,500 SH         OTHER                408,500
SPDR S&P 500 ETF Trust               COM     78462F103  $ 408,284  3,079,295 SH         SOLE               3,079,295
Esterline Technologies Corp.         COM     297425100  $  67,803    958,749 SH         SOLE                 958,749
Occidental Petroleum Corporation     COM     674599105  $ 641,169  6,136,179 SH         SOLE               6,136,179
Gildan Activewear Inc.               COM     375916103  $  61,305  1,870,767 SH         SOLE               1,870,767
Ameriprise Financial, Inc.           COM     03076C106  $  64,598  1,057,600 SH         SOLE               1,057,600
iShares Russell Midcap Value Index   COM     464287473  $  82,142  1,705,600 SH         SOLE               1,705,600
LyondellBasell Industries N.V.       COM     N53745100  $ 337,172  8,525,200 SH         SOLE               8,525,200
Intuit Inc.                          COM     461202103  $ 633,954 11,938,868 SH         SOLE              11,938,868
CVS Caremark Corporation             COM     126650100  $ 692,130 20,166,972 SH         SOLE              20,166,972
Deere & Company                      COM     244199105  $ 328,961  3,395,204 SH         SOLE               3,395,204
ARRIS Group, Inc.                    COM     04269Q100  $  21,025  1,650,300 SH         SOLE               1,650,300
McDermott International, Inc.        COM     580037109  $  56,328  2,218,493 SH         SOLE               2,218,493
The Babcock & Wilcox Company         COM     05615F102  $  62,957  1,886,075 SH         SOLE               1,886,075
MetLife, Inc.                        COM     59156R108  $  96,174  2,150,100 SH         SOLE               2,150,100
Ashland Inc.                         COM     044209104  $  35,904    621,600 SH         SOLE                 621,600
Plains Exploration &
 Production Company                  COM     726505100  $  99,636  2,750,100 SH         SOLE               2,750,100
Applied Materials, Inc.              COM     038222105  $ 170,263 10,900,300 SH         SOLE              10,900,300
Electronic Arts Inc.                 COM     285512109  $  95,779  4,904,216 SH         SOLE               4,904,216